Events after the reporting period	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
30 Events after the reporting period

a. Issuance of shares

On February 28, 2024, the Company’s Board of Directors confirmed the issuance of 191,778 common shares within the authorized capital limit provided by art. 6 of the Company's Bylaws, due to the partial exercise of the rights conferred by the subscription warrants issued by the Company when the merger of all Extrafarma shares by the Company, approved by the extraordinary general meeting of the Company held in January 31, 2014. The share capital of the Company will therefore be represented by 1,115,404,268 common shares, all of which are registered and without par value. The issuance of shares resulting to partial exercise of subscription warrants do not generate increase of share capital value, since the entirety of Extrafarma’s assets was already reflected in the Ultrapar financial position on the act of incorporation of shares.

b. Financings raised by Ipiranga.

On March 6, 2024, the subsidiary Ipiranga Produtos de Petróleo S.A. raised foreign financing (without financial covenants) in the amount of EUR 46,040 (equivalent to R$ 247,099 at the time of the transaction), with financial charges of 4.4285% p.a. and maturity on March 6,2025. The subsidiary contracted hedging instruments for the interest rate in euro and the exchange variation, changing financial charges to 108.50% of the DI.

On March 5, 2024, Ipiranga raised a Bank Credit Bill (without financial covenants) in the amount of R$ 500 million, with financial charges of 108.37% of the DI and maturity on March 5,2025.

c. Financings raised by Ultracargo.

On March 5, 2024, the subsidiary Ultracargo Logística S.A. raised foreign financing (without financial covenants) in the amount of JPY 3,760,000 (equivalent to R$ 123,741 at the time of the transaction), with financial charges of 1,32125% p.a. and maturity on August 30,2024. The subsidiary contracted hedging instruments for the interest rate in Japanese yen and the exchange variation, changing financial charges to 108.90% of the DI.

On March 8, 2024, the subsidiary Ultracargo Logística S.A. raised foreign financing (without financial covenants) in the amount of EUR 45,977 (equivalent to R$ 246,896 at the time of the transaction), with financial charges of 4,3775% p.a. and maturity on March 10,2025. The subsidiary contracted hedging instruments for the interest rate in euro and the exchange variation, changing financial charges to 108.50% of the DI.

d. Acquisition of relevant ownership position in Hidrovias

On March 24, 2024, the Company signed, through a subsidiary, a share purchase and sale instrument for the acquisition of 128,369,488 shares of Hidrovias do Brasil S.A. (“Hidrovias”), which represent 16.88% of its share capital (“Transaction Shares”), for R$ 3.98/share. Ultrapar already held 4.99% of Hidrovias’ share capital, which, added to the Transaction Shares, will amount to an ownership position of 21.87% of Hidrovias’ share capital. The Company also informed that, as of March 24, 2024, it was also party in a financial settlement derivatives operation referenced in shares of Hidrovias equivalent to 4.99% of its share capital.

The acquisition of this stake in Hidrovias is aligned with Ultrapar's strategy of expanding its presence in sectors exposed to the Brazilian agribusiness, mainly in the Midwest and Northern regions, investing in companies in which it can contribute with strategic, operational, administrative, and financial knowledge.

Ultrapar plans to be a strategic and long-term reference shareholder of Hidrovias, supporting its growth, governance, and management model. The closing of the transaction is subject to approval by CADE and the non-application of the obligation to carry out a public offering to increase relevant ownership position (poison pill) by Hidrovias.

e. Settlement of trade receivables – sale of subsidiaries

On April 1, 2024, the Company received from Oxiteno S.A. Industria e Comércio ("Oxiteno") the amount of USD 150,000 (equivalent to R$ 757,140 on the transaction date) referring to the final subsequent installment of the sale of the subsidiary Oxiteno to Indorama.